CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule of Financial Assets Measured and Recognized at Fair Value on a Recurring Basis and Classified under the Appropriate Level of the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Fair value, assets and liabilities on a recurring and non-recurring basis
Long-term investments	$ 5,856	$ 7,753
Recurring
Fair value, assets and liabilities on a recurring and non-recurring basis
Short-term investments		479
Long-term investments		1,700
Level 3 | Recurring
Fair value, assets and liabilities on a recurring and non-recurring basis
Short-term investments		479
Long-term investments		$ 1,700